Statements Of Financial Condition - USD ($)	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Investments in U.S. Treasury notes - at fair value (amortized cost $22,505,542 and $14,499,118)	$ 22,491,201	$ 14,499,918
Net unrealized appreciation on open futures and forward currency contracts	2,817,580	1,396,471
Due from brokers	4,624,283	3,100,309
Cash denominated in foreign currencies (cost $2,812,904 and $1,529,032)	2,774,795	1,413,316
Total equity in trading accounts	32,707,859	20,410,014
INVESTMENTS IN U.S. TREASURY NOTES-at fair value (amortized cost $94,322,268 and $92,253,329)	94,225,272	92,248,350
CASH AND CASH EQUIVALENTS	9,672,026	18,990,245
ACCRUED INTEREST RECEIVABLE	198,079	101,013
TOTAL	136,803,236	131,749,622
LIABILITIES AND PARTNERS' CAPITAL
Capital contributions received in advance	199,389	3,139,000
Net unrealized depreciation on open futures and forward currency contracts	81,257	355,846
Accrued brokerage fees	247,872	211,866
Cash denominated in foreign currencies (cost $0 and $179,983)		183,943
Accrued expenses	122,528	107,844
Capital withdrawals payable	794,190	1,046,491
Due to General Partner	450,037	324,828
Total liabilities	1,895,273	5,369,818
PARTNERS' CAPITAL	134,907,963	126,379,804
TOTAL	$ 136,803,236	$ 131,749,622